VIA ELECTRONIC FILING

Securities and Exchange
Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549
Attention:	Division of Investment
Management
RE: 	Merrill Lynch Developing
	Capital Markets Fund, Inc.
Post-Effective Amendment
No. 18
to the Registration
Statement on Form N-1A
(Securities Act File
No. 33-28248,
Investment Company Act
File No. 811-5723)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the
Securities Act of 1933, as
amended
	(the 1933 Act), Merrill
Lynch Developing Capital
Markets Fund, Inc.
(the Fund)
	hereby certifies that:
(1) the form of Prospectus and
Statement of Additional
 Information that would
 have been filed pursuant
 to Rule 497(c)
under the 1933 Act would
not have differed
from that contained in
Post-Effective Amendment
No. 18 to the Funds
Registration Statement
on Form N-1A; and
(2) the text of Post-Effective
Amendment No. 18
to the Funds Registration
Statement on Form N-1A
was filed electronically
with the Securities
and Exchange Commission
on October 10, 2002.

Very truly yours,
Merrill Lynch
Developing Capital
Markets Fund, Inc.
/s/ Susan B. Baker
Susan B. Baker
Secretary of Fund